ACCOUNTING POLICIES AND GOING CONCERN (Policies)	6 Months Ended
Jun. 30, 2024
ACCOUNTING POLICIES AND GOING CONCERN
Going Concern	Going Concern
TORM monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding, second-hand vessels and loan commitments, and to monitor compliance with the financial covenants within its loan facilities. As of 30 June 2024,
TORM’s available liquidity including undrawn facilities was USD 690.4m, including a total cash position of
USD 532.4m (including restricted cash of USD 5.3m). TORM’s net interest-bearing debt was
USD 737.4m, and the net debt loan-to-value ratio was 20.4%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.
The sensitivity calculation is similar to those applied in connection with covenant testing in the Annual
Report. The principal risks and uncertainties facing TORM are set out on page 82 and onwards in the
2023 Annual Report. A key element for TORM’s financial performance in the going concern period relates to the increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market. The changed geopolitical situation has so far been positive for the product tanker market. TORM also closely monitors the development of the conflict between Hamas and Israel including related conflicts in the rest of the Middle East region and the potential effects on the product tanker market. In the base case, TORM has sufficient liquidity and headroom for all the covenant limits.
The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with
TORM’s financial covenants for a period of not less than 12 months from the date of approval of this interim report. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, TORM will be able to continue in operational existence and comply with its financial covenants for the next 12 months.
Accordingly, TORM continues to adopt the going concern basis in preparing its financial statements.